UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    The Milestone Group
Address: 370 Seventeenth Street
         Suite 3100
         Denver, CO  80202

13F File Number:  28-11128

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Robert T. Adams
Title:     Managing Director
Phone:       (303) 539-0100

Signature, Place, and Date of Signing:

     Robert T. Adams     Denver, CO     August 02, 2007


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     23

Form13F Information Table Value Total:     $261,676 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
BARCLAYS BK PLC                GSCI TTL RET36   06738C794     1457    34027 SH       SOLE                        0        0    34027
BERKSHIRE HATHAWAY INC DEL     CL B             084670207     1013      281 SH       SOLE                        0        0      281
EQUITY RESIDENTIAL             SH BEN INT       29476L107      215     4709 SH       SOLE                        0        0     4709
EXXON MOBIL CORP               COM              30231G102      430     5121 SH       SOLE                        0        0     5121
GENERAL ELECTRIC CO            COM              369604103      308     8034 SH       SOLE                        0        0     8034
GENERAL GROWTH PPTYS INC       COM              370021107      270     5095 SH       SOLE                        0        0     5095
ISHARES TR                     RUSSELL 3000     464287689      301     3460 SH       SOLE                        0        0     3460
ISHARES TR                     MSCI EMERG MKT   464287234    14172   107652 SH       SOLE                        0        0   107652
ISHARES TR                     S&P 500 INDEX    464287200    81006   538207 SH       SOLE                        0        0   538207
ISHARES TR                     RUSSELL 1000     464287622    23356   286051 SH       SOLE                        0        0   286051
ISHARES TR                     RSSL MCRCP IDX   464288869      452     7475 SH       SOLE                        0        0     7475
ISHARES TR                     MSCI EAFE IDX    464287465    75068   929403 SH       SOLE                        0        0   929403
ISHARES TR                     RUSSELL 2000     464287655    11923   143722 SH       SOLE                        0        0   143722
ISHARES TR                     DJ US REAL EST   464287739     9436   121886 SH       SOLE                        0        0   121886
ISHARES TR                     RUSSELL1000VAL   464287598     1154    13303 SH       SOLE                        0        0    13303
MIDCAP SPDR TR                 UNIT SER 1       595635103      310     1903 SH       SOLE                        0        0     1903
PROLOGIS                       SH BEN INT       743410102      207     3644 SH       SOLE                        0        0     3644
SIMON PPTY GROUP INC NEW       COM              828806109      354     3800 SH       SOLE                        0        0     3800
SPDR TR                        UNIT SER 1       78462F103     4683    31130 SH       SOLE                        0        0    31130
STREETTRACKS INDEX SHS FDS     SPDR INTL REAL   863308839    20042   308434 SH       SOLE                        0        0   308434
VANGUARD INDEX FDS             REIT ETF         922908553    12666   178522 SH       SOLE                        0        0   178522
VANGUARD INTL EQUITY INDEX F   EMR MKT ETF      922042858     2605    28530 SH       SOLE                        0        0    28530
VORNADO RLTY TR                SH BEN INT       929042109      248     2258 SH       SOLE                        0        0     2258